16. SUBSEQUENT EVENT	12 Months Ended
Jan. 31, 2023
Notes
16. SUBSEQUENT EVENT	16.SUBSEQUENT EVENT Subsequent to the end of the period, 275,000 options expired unexercised due to the death of the optionee in 2022. F-30